Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2017
Property Plant And Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2017	2016
Cost:
Land	$7,633	$7,667
Buildings	158,510	151,054
Leasehold improvements	2,273	2,299
Machinery and equipment	181,176	176,852
Computer equipment	34,271	29,112
Motor vehicles	215	232
Furniture, fixtures and office equipment	14,052	9,355
	398,130	376,571
Accumulated depreciation and impairment charges:
Buildings	$59,011	$54,440
Leasehold improvements	1,436	1,326
Machinery and equipment	121,717	125,822
Computer equipment	28,105	27,568
Motor vehicles	199	200
Furniture, fixtures and office equipment	7,577	7,756
	218,045	217,112
Depreciated cost	$180,085	$159,459